SHORT-TERM BANK LOAN (Tables)	6 Months Ended
Jun. 30, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Short-term bank loan
	June 30,	December 31,
	2023	2022
	(unaudited)
Short-term bank loan
China Construction Bank	$31,519	$20,784
Total	$31,519	$20,784

Schedule of loan commencement date, loan maturity date, loan amount
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of June 30, 2023	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 7, 2023	April 7, 2024	228,553	$31,519	3.8%
Total unsecured short-term bank loan			228,553	$31,519

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2022	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 27, 2022	April 27, 2023	143,353	$20,784	4.7%
Total unsecured short-term bank loan			143,353	$20,784